ESTIMATION OF FAIR VALUE - Measurements of fair value on a recurring basis (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		$ 3,762,978	$ 2,650,536
Total investments in debt securities available-for sale			17,790,127
Trading equity securities		2,672,648	2,149,160
Investments in equity securities available-for-sale			824,033
Biological assets	$ 25.9	84,206	66,139	[2]
Investment properties	$ 257.4	836,324	783,794	[2]
Equity financial instruments
Disclosure Of Estimations of Fair Value [Line Items]
Trading equity securities		2,672,648	2,149,160
Held for trading debt securities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		3,762,978	2,650,536
Securities issued by other of the Colombian Government entities | Held for trading debt securities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		128,546	70,064
Securities issued or secured by other financial entities | Held for trading debt securities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		1,218,751	1,137,525
Others | Held for trading debt securities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		4,848	66,833
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total financial assets designated at fair value		18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total financial assets designated at fair value		3,308,480
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total financial assets designated at fair value		1,090,601
Recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		3,762,978	2,650,536
Total investments in debt securities available-for sale			17,790,127
Total investments in debt securities		22,729,991	20,440,663
Trading equity securities		2,672,648	2,149,160
Investments in equity securities available-for-sale			824,033
Total equity securities		3,763,249	2,973,193
Total held for trading derivatives Assets		768,686	328,392
Total hedging derivatives Assets		30,138	55,261
Financial assets in concession contracts		2,488,414	2,282,611
Total financial assets designated at fair value			26,080,120
Total other account receivables designated at fair value		2,488,414
Biological assets		84,206	66,139
Investment properties		836,324	783,794
Total non- financial assets			849,933
Total assets at fair value on recurring basis		30,701,008	26,930,053
Total trading derivatives Liabilities		811,305	298,665
Total hedging derivatives Liabilities		195,539	13,464
Total liabilities at fair value on recurring basis		1,006,844	312,129
Recurring fair value measurement | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		2,270,642	1,231,219
Total investments in debt securities available-for sale			9,484,925
Recurring fair value measurement | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		128,546	70,064
Total investments in debt securities available-for sale			662,702
Recurring fair value measurement | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		1,218,751	1,137,525
Total investments in debt securities available-for sale			3,618,077
Recurring fair value measurement | Securities issued by entities of the non-financial sector entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		29,122	17,869
Total investments in debt securities available-for sale			324,469
Recurring fair value measurement | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		4,848	66,833
Total investments in debt securities available-for sale			238,683
Recurring fair value measurement | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		98,155	92,931
Total investments in debt securities available-for sale			2,104,397
Recurring fair value measurement | Securities issued by central banks
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		12,914	34,095
Total investments in debt securities available-for sale			1,356,874
Recurring fair value measurement | Currency forward
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		617,799	223,955
Total hedging derivatives Assets		30,138	55,261
Total non- financial assets		920,530
Total trading derivatives Liabilities		589,021	144,572
Total hedging derivatives Liabilities		195,539	13,464
Recurring fair value measurement | Interest rate swap
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		43,181	52,970
Total trading derivatives Liabilities		32,380	40,693
Recurring fair value measurement | Currency swap
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		48,546	33,104
Total trading derivatives Liabilities		148,378	79,263
Recurring fair value measurement | Currency options
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		59,089	17,632
Total trading derivatives Liabilities		38,764	33,030
Recurring fair value measurement | Bond forward
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		71	731
Total trading derivatives Liabilities		2,730	1,107
Recurring fair value measurement | Bond futures
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities		32
Recurring fair value measurement | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		3,794,234
Recurring fair value measurement | Financial assets at fair value through profit or loss, category [member] | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		31,256
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		18,935,757
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		10,525,774
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		497,635
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		3,308,480
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by entities of the non-financial sector entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		209,940
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		246,632
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		3,015,556
Recurring fair value measurement | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by central banks
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		1,131,740
Recurring fair value measurement | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total equity securities		1,090,601
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		2,129,180	1,104,829
Total investments in debt securities available-for sale			8,154,503
Total investments in debt securities		10,941,238	9,259,332
Trading equity securities		3,060	28,659
Investments in equity securities available-for-sale			768,336
Total equity securities		938,797	796,995
Total financial assets designated at fair value			10,056,327
Total assets at fair value on recurring basis		11,880,035	10,056,327
Total trading derivatives Liabilities		32
Total liabilities at fair value on recurring basis		32
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		2,109,574	1,104,829
Total investments in debt securities available-for sale			7,668,545
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		19,606
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale			456,354
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale			29,604
Recurring fair value measurement | Level 1 of fair value hierarchy | Bond futures
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities		32
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		2,129,180
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		8,812,058
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		8,208,778
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		232,312
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		279,653
Recurring fair value measurement | Level 1 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		91,315
Recurring fair value measurement | Level 1 of fair value hierarchy | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total equity securities		935,737
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		1,633,798	1,532,732
Total investments in debt securities available-for sale			9,628,997
Total investments in debt securities		11,775,020	11,161,729
Trading equity securities		2,212,915	2,095,160
Investments in equity securities available-for-sale			55,697
Total equity securities		2,264,139	2,150,857
Total held for trading derivatives Assets		767,003	326,814
Total hedging derivatives Assets		30,138	55,261
Total financial assets designated at fair value			13,694,661
Total assets at fair value on recurring basis		14,836,300	13,694,661
Total trading derivatives Liabilities		805,494	296,853
Total hedging derivatives Liabilities		195,539	13,464
Total liabilities at fair value on recurring basis		1,001,033	310,317
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		161,068	126,390
Total investments in debt securities available-for sale			1,816,380
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		108,940	70,064
Total investments in debt securities available-for sale			662,702
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		1,218,751	1,137,525
Total investments in debt securities available-for sale			3,161,723
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by entities of the non-financial sector entities
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		29,122	17,869
Total investments in debt securities available-for sale			324,469
Recurring fair value measurement | Level 2 of fair value hierarchy | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		4,848	53,858
Total investments in debt securities available-for sale			232,056
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		98,155	92,931
Total investments in debt securities available-for sale			2,074,793
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by central banks
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities		12,914	34,095
Total investments in debt securities available-for sale			1,356,874
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency forward
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		616,116	222,377
Total hedging derivatives Assets		30,138	55,261
Total trading derivatives Liabilities		583,242	142,760
Total hedging derivatives Liabilities		195,539	13,464
Recurring fair value measurement | Level 2 of fair value hierarchy | Interest rate swap
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		43,181	52,970
Total trading derivatives Liabilities		32,380	40,693
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency swap
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		48,546	33,104
Total trading derivatives Liabilities		148,378	79,263
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency options
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		59,089	17,632
Total trading derivatives Liabilities		38,764	33,030
Recurring fair value measurement | Level 2 of fair value hierarchy | Bond forward
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		71	731
Total trading derivatives Liabilities		2,730	1,107
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		1,651,321
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member] | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		17,523
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		10,123,699
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		2,316,996
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		265,323
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		3,028,827
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by entities of the non-financial sector entities
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		209,940
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		246,632
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by foreign Governments
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		2,924,241
Recurring fair value measurement | Level 2 of fair value hierarchy | Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by central banks
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		1,131,740
Recurring fair value measurement | Level 2 of fair value hierarchy | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total equity securities		51,224
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities			12,975
Total investments in debt securities available-for sale			6,627
Total investments in debt securities		13,733	19,602
Trading equity securities		456,673	25,341
Total equity securities		560,313	25,341
Total held for trading derivatives Assets		1,683	1,578
Financial assets in concession contracts		2,488,414	2,282,611
Total financial assets designated at fair value			2,329,132
Total other account receivables designated at fair value		2,488,414
Biological assets		84,206	66,139
Investment properties		836,324	783,794
Total non- financial assets			849,933
Total assets at fair value on recurring basis		3,984,673	3,179,065
Total trading derivatives Liabilities		5,779	1,812
Total liabilities at fair value on recurring basis		5,779	1,812
Recurring fair value measurement | Level 3 of fair value hierarchy | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities			12,975
Total investments in debt securities available-for sale			6,627
Recurring fair value measurement | Level 3 of fair value hierarchy | Currency forward
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets		1,683	1,578
Total non- financial assets		920,530
Total trading derivatives Liabilities		5,779	$ 1,812
Recurring fair value measurement | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		13,733
Recurring fair value measurement | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss, category [member] | Others
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities		13,733
Recurring fair value measurement | Level 3 of fair value hierarchy | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total equity securities		$ 103,640

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.